Document and Entity Information	Apr. 05, 2024
Cover [Abstract]
Entity Registrant Name	NGM BIOPHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001426332
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38853
Entity Tax Identification Number	26-1679911
Entity Address, Address Line One	333 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	243-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false